CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 2,757,040	$ 16,980,472
Other receivables	228,764	374,377
Prepaid expenses and deposits	155,413	472,137
Investments	756,100	0
Finance receivables, net	7,187,988	0
Net investment in lease	0	23,188
Total current assets	11,085,305	17,850,174
Non-current assets
Equipment, net	87,583	105,729
Investments	6,049	827,612
Right-of-use asset, net	32,838	155,196
Finance receivables, net	907,366	7,431,656
Intangible assets, net	5,355,687	12,040,289
Total assets	17,474,828	38,410,656
Current liabilities
Trade and other payables	4,195,029	7,108,419
Lease obligations	38,650	177,870
Warrants liability	31,338	243,594
Notes payable	300,549	300,549
Total current liabilities	4,565,566	7,830,432
Non-current liabilities
Lease obligations	0	38,004
Total liabilities	4,565,566	7,868,436
SHAREHOLDERS' EQUITY
Class A share capital	137,778,485	143,410,560
Warrants	2,723,356	2,142,400
Contributed surplus	30,225,741	28,500,924
Foreign exchange translation reserve	417,341	652,601
Accumulated deficit	(157,908,160)	(144,164,265)
Equity attributable to shareholders of the Company	13,236,763	30,542,220
Non-controlling interests	(327,501)	0
Shareholders equity	12,909,262	30,542,220
Liabilities and shareholders equity	17,474,828	38,410,656
Class A Common Stock Shares Member
SHAREHOLDERS' EQUITY
Class A share capital	151,622	151,588
Shareholders equity	151,622	151,588
Class B Common Stock Shares Member
SHAREHOLDERS' EQUITY
Class A share capital	137,626,863	143,258,972
Shareholders equity	$ 137,626,863	$ 143,258,972